SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 MYR (RM) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 MYR (RM) shares
Product Information [Line Items]
Accounts receivable, allowance for credit loss
Inventories write-down	36,241
Allowance for doubtful accounts	121,514		0
Impairment of long-lived assets	0		0
Forfeited coupon income	15,209		170,431
Revenue from sales	1,016,962		3,434,561
Cost of revenue	297,333		775,855
Selling expenses	394,682		376,582
Advertising costs	20,218		14,339
Commission expenses	316,267		830,659
Defined contribution plan expense	$ 99,488		75,802
Income tax examination, likelihood of unfavorable settlement	greater than 50%	greater than 50%
Income tax examination, penalties and interest expense	$ 395		$ 0
Noncontrolling interest, description	Non-controlling interest consists of 40% of the equity interests of DSY Wellness held by an individual and approximately 0.01% (2 ordinary shares out of 9,590,598 shares) of the equity interests of ASL held by two individuals	Non-controlling interest consists of 40% of the equity interests of DSY Wellness held by an individual and approximately 0.01% (2 ordinary shares out of 9,590,598 shares) of the equity interests of ASL held by two individuals
Potentially dilutive securities outstanding | shares	0	0	0	0
Social Security Organization [Member]
Product Information [Line Items]
Salary percentage	1.75%	1.75%
Social Security Organization [Member] | MYR Currency [Member]
Product Information [Line Items]
Monthly salary | RM				RM 4,000
Employees Provident Fund [Member]
Product Information [Line Items]
Salary percentage	12.00%	12.00%
Employment Insurance System [Member]
Product Information [Line Items]
Salary percentage	0.20%	0.20%
Employment Insurance System [Member] | MYR Currency [Member]
Product Information [Line Items]
Monthly salary | RM		RM 4,000
Human Resource Development Fund [Member]
Product Information [Line Items]
Salary percentage	1.00%	1.00%
Health and Wellness Products [Member]
Product Information [Line Items]
Revenue from sales	$ 183,816
Health And Wellness Services [Member]
Product Information [Line Items]
Revenue from sales	7,543		$ 0
Shipping and Handling [Member]
Product Information [Line Items]
Selling expenses	$ 11,054		$ 9,315